CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flow from operating activities
Net loss	¥ (46,003)	$ (7,071)	¥ (54,483)	¥ (69,068)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
- Loss on Long-term assets impairment	0	0	0	7,219
- Depreciation of property, plant and equipment	42,877	6,590	43,193	44,515
- Amortization of intangible assets	528	81	524	524
- Deferred income taxes (benefit)	808	124	5,317	7,000
- Bad debt (recovery) expense	(746)	(115)	2,466	(4,484)
- Inventory provision	1,340	206	(226)	(1,106)
Changes in operating assets and liabilities
- Investment income recorded on Fuwei Holdings' book	0	0	(1,722)	0
- Accounts and bills receivable	10,075	1,549	(21,873)	(103)
- Inventories	(766)	(118)	4,647	(4,434)
- Advance to suppliers	2,145	330	(403)	2,038
- Prepaid expenses and other current assets	75	12	18	1,347
- Accounts payable	(3,110)	(479)	(12,179)	(9,683)
- Accrued expenses and other payables	128	20	(3,597)	2,446
- Advance from customers	(1,533)	(236)	1,263	(1,145)
- Tax payable	5,009	770	13,827	(2,016)
Net cash provided by (used in) operating activities	10,827	1,663	(23,228)	(26,950)
Cash flow from investing activities
Purchases of property, plant and equipment	(3,282)	(504)	(11,218)	(222)
Restricted cash related to trade finance	16,921	2,601	(30,198)	4,884
Advanced to suppliers - non current	291	45	(421)	(718)
Amount change in construction in progress	65	10	1,269	(1,334)
Deposit for purchase	0	0	0	21,000
Net cash used in (provided by) investing activities	13,995	2,152	(40,568)	23,610
Cash flow from financing activities
Principal payments of bank loans	(3,300)	(507)	(3,350)	(3,350)
Proceeds from short-term bank loans	(10,000)	(1,537)	60,000	0
Proceeds from related party	19,327	2,970	(11,333)	30,102
Payment of capital lease obligation	0	0	(302)	(8,260)
Change in notes payable	(32,988)	(5,070)	15,108	(9,759)
Net cash provided by (used in) financing activities	(26,961)	(4,144)	60,123	8,733
Effect of foreign exchange rate changes	1,759	399	2,661	(58)
Net (decrease) increase in cash and cash equivalent	(380)	70	(1,012)	5,335
Cash and cash equivalent
At beginning of period/year	13,343	1,922	14,355	9,020
At end of period/year	12,963	1,992	13,343	14,355
SUPPLEMENTARY DISCLOSURE:
Interest paid	9,453	1,453	7,865	8,333
Income tax paid	0	0	0	0
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	1,374	211	1,597	2,075
Obligations for acquired equipment under capital lease:	¥ 0	$ 0	¥ 0	¥ 302